Biological assets	12 Months Ended
May 31, 2020
Biological assets
Biological assets
6.	Biological assets

Biological assets are comprised of:

Amount
Balance at May 31, 2018	$7,331
Changes in fair value less costs to sell due to biological transformation	40,607
Production costs capitalized	47,747
Transferred to inventory upon harvest	(76,960)

Balance at May 31, 2019	$18,725
Changes in fair value less costs to sell due to biological transformation	115,255
Production costs capitalized	131,561
Transferred to inventory upon harvest	(237,200)

Balance at May 31, 2020	$28,341

The Company values cannabis plants at cost, which approximates fair value from the date of initial clipping from mother plants until half-way
through the flowering cycle of the plants. Measurement of the biological transformation of the plant at fair value less costs to sell begins in the fourth week prior to harvest and is recognized evenly until the point of harvest. The number of weeks in the growing cycle is between twelve and sixteen weeks from propagation to harvest. The Company has determined the fair value less costs to sell of harvested cannabis and harvested cannabis trim to be $3.00 and $0.25 per gram respectively, upon harvest for greenhouse produced cannabis (May 31, 2019 – $3.50 and $2.75 per gram) and $4.00 and $0.25 per gram respectively (May 31, 2019 – $4.00 and $3.25 per gram), upon harvest for indoor produced cannabis.
The effect of the fair value less cost to sell over and above historical cost was an increase in non-cash
value of biological assets and inventory of $115,255 during the year ended May 31, 2020 (2019 – $40,607).
The fair value of biological assets is determined using a valuation model to estimate expected harvest yield per plant applied to the estimated price per gram less processing and selling costs. Only when there is a material change from the expected fair value used for cannabis does the Company make any adjustments to the fair value used. During the year, the Company lowered the expected selling price of cannabis and cannabis trim from between $3.00 and $7.00 to $2.50 and $6.50 for harvested cannabis and $0.50 and $2.00 for harvested cannabis trim. These changes resulted in a decrease in the fair value of biological assets of approximately $5,000 for the year ended May 31, 2020. The lower fair value of biological assets will continue to result in lower carrying value of harvested cannabis inventory for all harvested inventory upon the change in assumptions.
In determining the fair value of biological assets, management has made the following estimates in this valuation model:

•	The harvest yield is between 20 grams and 60 grams per plant;

•	The selling price is between $2.50 and $6.50 per gram of harvested cannabis;

•	The selling price is between $0.50 and $2.00 per gram of harvested cannabis trim;

•	Processing costs include drying and curing, testing, post-harvest overhead allocation, packaging and labelling costs between $0.30 and $0.80 per gram;

•	Selling costs include shipping, order fulfilment, patient acquisition and patient maintenance costs between $0.00 and $1.50 per gram;
Sales price used in the valuation of biological assets is based on the average selling price of all cannabis products and can vary based on different strains being grown as well as the proportion of sales derived from wholesale compared to retail. Selling costs vary depending on methods of selling and are considered based on the expected method of selling and the determined additional costs which would be incurred. Expected yields for the cannabis plant is also subject to a variety of factors, such as strains being grown, length of growing cycle, and space allocated for growing. Management reviews all significant inputs based on historical information obtained as well as based on planned production schedules.
Management has quantified the sensitivity of the inputs and determined the following:

•
Selling price per gram – a decrease in the average selling price per gram by 5% would result in the biological asset value decreasing by $682 (May 31,
2019 – $516) and inventory decreasing by $9,895 (May 31,
2019 – $2,470)

•	Harvest yield per plant – a decrease in the harvest yield per plant of 5% would result in the biological asset value decreasing by $439 (May 31, 2019 – $266)
These inputs are level 3 on the fair value hierarchy and are subject to volatility in market prices and several uncontrollable factors, which could significantly affect the fair value of biological assets in future periods.